Members' Equity - Additional information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Percentage of voting rights held by Preferred units holders	100.00%		100.00%		100.00%
Preferred unit, Voting rights			one		one
Share based compensation expenses	$ 180,000	$ 0	$ 229,000	$ 0	$ 144,248	$ 66,710	$ 69,648
Unrecognized compensation expense	$ 324,000		$ 324,000		$ 385,780	$ 163,351
Profit Unit Interest [Member]
Class of Stock [Line Items]
Share based payment arrangement, Number of shares authorized	12,147,335		12,147,335		12,202,135
Share based payment arrangement, Number of shares purchased for award			12,147,335		12,202,135
Share based payment arrangement, Award vesting period			4 years		4 years
Share based payment arrangement, Vested units outstanding	10,312,113		10,312,113		7,463,802	6,331,971
Chief Executive Officer [Member]
Class of Stock [Line Items]
Voting rights			one		one
Founding Manager [Member]
Class of Stock [Line Items]
Voting rights			two		two